Segmented Reporting - Summary of Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 7,799	$ 7,740
Purchased power	3,652	3,724
Operation, maintenance and administration	1,316	1,226
Depreciation, amortization and asset removal costs	986	957
Income (loss) before financing charges and income tax expense	1,845	1,833
Capital investments	2,508	2,108
Total assets	32,707	31,290
Total goodwill	373	373
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	2,217	2,080
Purchased power	0	0
Operation, maintenance and administration	520	464
Depreciation, amortization and asset removal costs	526	509
Income (loss) before financing charges and income tax expense	1,171	1,107
Capital investments	1,493	1,209
Total assets	19,751	18,747
Total goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,582	5,660
Purchased power	3,652	3,724
Operation, maintenance and administration	774	744
Depreciation, amortization and asset removal costs	460	448
Income (loss) before financing charges and income tax expense	696	744
Capital investments	1,015	899
Total assets	12,693	11,880
Total goodwill	216	216
Other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	22	18
Depreciation, amortization and asset removal costs	0	0
Income (loss) before financing charges and income tax expense	(22)	(18)
Capital investments	0	0
Total assets	$ 263	$ 663